Incorporated herein by reference is a supplement to the prospectus of MFS Aggressive Growth Allocation Fund, a series of MFS Series Trust X (File No. 033-01657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022395).

Incorporated herein by reference is a supplement to the prospectus of MFS Conservative Allocation Fund, a series of MFS Series Trust X (File No. 033-01657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022395).

Incorporated herein by reference is a supplement to the prospectus of MFS Growth Allocation Fund, a series of MFS Series Trust X (File No. 033-01657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022395).

Incorporated herein by reference is a supplement to the prospectus of MFS International Diversification Fund, a series of MFS Series Trust X (File No. 033-01657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022395).

Incorporated herein by reference is a supplement to the prospectus of MFS Managed Wealth Fund, a series of MFS Series Trust X (File No. 033-01657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022395).

Incorporated herein by reference is a supplement to the prospectus of MFS Moderate Allocation Fund, a series of MFS Series Trust X (File No. 033-01657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022395).